SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 28, 2012
Accounting Policies [Abstract]
Fair Value, by Balance Sheet Grouping
The carrying amount and fair value of the ABL facility, OpCo Notes, and HoldCo Notes as of December 28, 2012 and December 30, 2011 were as follows (in thousands):

	Successor		Predecessor
	December 28, 2012		December 30, 2011
Description	Carrying Amount	Fair Value	Carrying Amount	Fair Value
ABL facility	$127,500	$127,636	$—	$—
OpCo Notes	$321,494	$322,500	$300,000	$310,500
HoldCo Notes	$365,000	$394,200	$—	$—

Property, Plant and Equipment
Depreciation and amortization, including assets under capital leases, is computed using the straight-line method based upon estimated useful lives of the assets as follows (in years):

Buildings	39	-	40
Machinery and equipment	2	-	7
Office furniture and equipment	3	-	7
Vehicles	2	-	5
Leasehold improvements	1	-	10

Schedule of Capitalized Software Amortization
During 2012, 2011 and 2010, amortization expense associated with capitalized software costs was as follows (in thousands):

	Successor	Predecessor
	For the period September 8, 2012 through December 28, 2012	For the period December 31, 2011 through September 7, 2012	For the fiscal year ended December 30, 2011	For the fiscal year ended December 31, 2010
Amortization expense of capitalized software costs	$218	$2,387	$1,866	$1,850

Schedule of Shipping and Handling Costs
Shipping and handling costs were as follows (in thousands):

	Successor	Predecessor
	For the period September 8, 2012 through December 28, 2012	For the period December 31, 2011 through September 7, 2012	For the fiscal year ended December 30, 2011	For the fiscal year ended December 31, 2010
Shipping and handling costs	$18,800	$41,241	$59,671	$48,484

Schedule of Advertising Expense
Advertising expenses, net of co-op advertising, and co-op advertising was as follows (in thousands):

	Successor	Predecessor
	For the period September 8, 2012 through December 28, 2012	For the period December 31, 2011 through September 7, 2012	For the fiscal year ended December 30, 2011	For the fiscal year ended December 31, 2010
Advertising expenses, net of co-op advertising	$381	$867	$1,298	$1,232
Co-op advertising	$651	$1,796	$2,567	$2,747

Revenue from External Customers by Products and Services
The Company’s net sales by product category were as follows (in thousands):

	Successor	Predecessor
Product Category(1)	For the period September 8, 2012 through December 28, 2012	For the period December 31, 2011 through September 7, 2012	For the fiscal year ended December 30, 2011	For the fiscal year ended December 31, 2010
JanSan	$153,969	$333,389	$457,393	$310,849
Plumbing	84,086	195,911	275,557	266,145
Hardware, tools and fixtures	36,446	85,068	122,116	119,324
HVAC	35,662	89,542	121,531	127,183
Electrical and lighting	24,676	56,750	75,274	71,022
Appliances and parts	22,163	52,805	65,251	62,304
Security and safety	20,187	44,738	61,855	60,215
Other	27,404	59,549	70,507	69,947
Total	$404,593	$917,752	$1,249,484	$1,086,989
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(1)	The Company continually refines its robust product classification groupings and, as a result, stock keeping units are periodically realigned within product categories.